Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (8,870,732)	$ (11,945,363)	$ (15,809,720)
Market value adjustment on interest rate swap	(687,674)
Market value adjustment to interest rate swap	(687,674)	0	0
Comprehensive loss	$ (9,558,406)	$ (11,945,363)	$ (15,809,720)